ORGANIZATION - Consolidation and presentation of financial statements (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Variable interest entity
Cash and cash equivalents	¥ 11,442,965	$ 1,567,680	¥ 19,634,716	$ 2,689,945	¥ 19,413,202	¥ 20,446,104
Restricted cash	8,858,449	1,213,603	6,222,745	$ 852,513	6,181,057	¥ 6,286,105
Short-term investments	41,317,700	5,660,502	34,257,958
Financing receivables, net	2,835,527	388,466	1,347,759
Accounts receivable, net	5,297,317		3,017,506
Amounts due from and prepayments to related parties	379,218	51,953	419,270
Prepayments, receivables and other assets	6,252,700	856,615	4,666,976
Total current assets	76,603,345	10,494,615	69,753,623
Property and equipment, net	2,400,211	328,828	1,965,098
Right-of-use assets	23,366,879	3,201,249	17,617,915
Long-term investments, net	23,790,106	3,259,231	23,570,988
Intangible assets, net	857,635	117,496	1,067,459
Goodwill	4,777,420	654,504	4,856,807		¥ 4,934,235
Other non-current assets	1,222,277	167,451	1,473,041
Total non-current assets	56,545,938	7,746,762	50,578,308
TOTAL ASSETS	133,149,283	18,241,377	120,331,931
Accounts payable	9,492,629	1,300,485	6,328,516
Amounts due to related parties	391,446	53,628	430,350
Employee compensation and welfare payable	8,414,472	1,152,778	8,145,779
Customer deposits payable	6,078,623	832,768	3,900,564
Income taxes payable	1,028,735	140,936	698,568
Lease liabilities current portion	13,729,701	1,880,961	9,368,607
Contract liabilities and deferred revenue	6,051,867	829,102	4,665,201
Accrued expenses and other current liabilities	7,268,505	995,782	5,695,948
Total current liabilities	52,744,258	7,225,934	39,523,983
Deferred tax liabilities	317,697	43,524	279,341
Lease liabilities non-current portion	8,636,770	1,183,233	8,327,113
Total non-current liabilities	8,957,030	1,227,109	8,606,843
TOTAL LIABILITIES	61,701,288	$ 8,453,043	48,130,826
VIE
Variable interest entity
Cash and cash equivalents	1,739,264		2,232,732
Restricted cash	5,202,757		3,933,122
Financing receivables, net	2,812,597		1,310,625
Accounts receivable, net	31,061		27,610
Prepayments, receivables and other assets	188,222		369,922
Amounts due from non-VIE subsidiaries of the Group	1,584,119		2,671,350
Total current assets	11,893,724		10,877,553
Property and equipment, net	65,468		72,754
Right-of-use assets	650		199
Long-term investments, net	2,436,087		0
Intangible assets, net	19,782		26,395
Goodwill	7,522		7,522
Other non-current assets	44,594		58,420
Total non-current assets	2,574,103		165,290
TOTAL ASSETS	14,467,827		11,042,843
Accounts payable	66,266		68,000
Employee compensation and welfare payable	374,213		371,917
Customer deposits payable	4,141,792		2,540,511
Income taxes payable	35,277		35,274
Lease liabilities current portion	369		383
Contract liabilities and deferred revenue	2,785		4,291
Accrued expenses and other current liabilities	210,085		153,102
Total current liabilities	11,719,535		7,976,579
Deferred tax liabilities	2,374		3,788
Lease liabilities non-current portion	452		0
Total non-current liabilities	2,826		3,788
TOTAL LIABILITIES	11,722,361		7,980,367
VIE | Related Party
Variable interest entity
Amounts due from and prepayments to related parties	335,704		332,192
Amounts due to related parties	322		905
VIE | Affiliated Entity
Variable interest entity
Amounts due to related parties	¥ 6,888,426		¥ 4,802,196